Custody of Digital Assets (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Crypto Asset, Activity [Line Items]
Fair value of customer digital assets	$ 15,860,313	$ 140,531,660	$ 102,138,351
Unrecorded liability	16,800,000	21,300,000	13,900,000
Contingent liability
Qualified Custodian [Member]
Crypto Asset, Activity [Line Items]
Fair value of customer digital assets		21,300,000	$ 13,900,000
Qualified Custodians [Member]
Crypto Asset, Activity [Line Items]
Fair value of customer digital assets	$ 16,800,000	$ 21,300,000